Prepayments and Other Assets - Summary of Other Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Prepayment and other current assets
Value-added tax receivable	¥ 79,009		¥ 52,412
Prepayments of advertisement fee	4,216		23,343
Deposit to third-party payment service providers	19,359		19,839
Deposit to third-party advertising platforms	14,981		15,145
Loans and advance to employees	14,934		11,309
Lease deposits-current portion	5,646		10,059
Prepayment for the use of contents	17,512		224,975
Prepayments of business insurance	2,600		3,132
Cooperation service fee-current portion (Note 3b)	1,532		1,568
Prepayments of IT service fee	1,042		420
Prepayment of office lease	187		43
Others	11,859		2,864
Prepayment and other current assets, current	172,877	$ 27,128	365,109
Non-current
Prepayment for intangible assets (Note 20)			136,133
Long-term cooperation service fee (Note 3b)	2,644		4,266
Long-term lease deposits	2,165		3,892
Prepayment for purchase of intangible asset			3,800
Prepayment and other assets, non-current	¥ 4,809		¥ 148,091